Share based payments - Category (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments € / shares	Dec. 31, 2024 EquityInstruments € / shares	Dec. 31, 2023 EquityInstruments € / shares	Dec. 31, 2022 EquityInstruments € / shares
Subscription rights plans
Total rights outstanding	13,228,810	11,911,109	11,472,520	10,816,856
Exercise Price | € / shares	€ 65.24	€ 73.19	€ 77.93	€ 83.12
Subscription rights
Subscription rights plans
Total rights outstanding	13,228,810	11,911,109	11,472,520
Weighted average remaining expected life	1528 days	1560 days	1728 days
Exercise Price | € / shares	€ 65.24	€ 73.19	€ 77.93
Members of the Board of Directors | Subscription rights
Subscription rights plans
Total rights outstanding	7,500	7,500	7,500
Members of the Executive Committee | Subscription rights
Subscription rights plans
Total rights outstanding	1,666,500	1,616,500	1,670,500
Personnel | Subscription rights
Subscription rights plans
Total rights outstanding	11,554,810	10,287,109	9,794,520